PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Other receivable	$ 1,241	$ 1,794
Prepaid rental expenses	7,288	6,857
Advance to suppliers	1,095	965
Prepaid advertisement expenses	565	513
Short-term deposits	451	461
Interest receivable	1,051	458
Staff advances and others	2,166	1,296
Option exercising cost receivable	2,785	567
Prepaid expenses and other current assets	$ 16,642	$ 12,911